Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ClearShares OCIO ETF | ClearShares OCIO ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.57%	12.78%	12.10%	(12.24%)	13.00%	11.47%	18.33%	(7.51%)
ClearShares Ultra-Short Maturity ETF | ClearShares Ultra-Short Maturity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.38%	5.31%	5.11%	1.74%	0.37%	0.65%	2.15%
ClearShares Piton Intermediate Fixed Income ETF | ClearShares Piton Intermediate Fixed Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.39%	2.44%	4.56%	(7.08%)	(1.23%)